EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED
	December 31, 2024	December 31, 2023

Basic EPS
Net Loss	$(3,980,820)	$(4,142,666)
Weighted Average Shares	2,203,893	1,996,678
Basic Loss Per Share	$(1.81)	$(2.07)

SCHEDULE OF BASIC AND DILUTED LOSS PER SHARES SECURITIES

For the nine months ended September 30, 2025 and 2024, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	September 30, 2025	September 30, 2024
Warrants	1,863,069	1,882,076
Options	221,756	146,202
Total	2,084,825	2,028,278

For the years ended December 31, 2024 and 2023, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	December 31, 2024	December 31, 2023
Warrants	1,882,076	631,737
Options	217,016	162,625
Total	2,099,092	794,362